Shareholders’ Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						6 Months Ended
	Sep. 12, 2024 USD ($) $ / shares shares	Sep. 11, 2024 $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Apr. 08, 2021 CNY (¥) shares	Apr. 08, 2021 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) shares	Mar. 31, 2024 $ / shares shares	Nov. 07, 2022 shares	Mar. 31, 2021 shares	Apr. 04, 2019 shares
Shareholders’ Equity [Line Items]
Ordinary shares, authorized							990,000,000		990,000,000
Ordinary shares, issued							13,567,793		392,113,953
Ordinary shares, outstanding							13,567,793		392,113,953
Gross proceeds (in Dollars) | $					$ 15,000
Offering value				¥ 88,200	$ 13,900
Common stock reserved for issuance			5,300,000
Common stock granted fair value (in Dollars) | $			$ 9,301,500
Share price (in Dollars per share) | $ / shares		$ 1	$ 1.755
Reverse stock split		l-for-25				The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.	The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Authorized share capital (in Dollars) | $							$ 1,000,000
Additional ordinary shares						10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001
Preference shares, authorized							10,000,000		10,000,000
Preference shares, par value (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001
Gross proceeds from sale of shares (in Dollars)						¥ 35,088	$ 5,000
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized												135,000
Authorized share capital (in Dollars) | $							100,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized												150,000
Authorized share capital (in Dollars) | $							$ 1,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized								140,000,000			140,000,000
Ordinary shares, issued								8,267,793			4,517,793
Ordinary shares, outstanding								8,267,793			4,517,793
Share price (in Dollars per share) | $ / shares					$ 4
Additional ordinary shares						9,000,000,000	9,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001
Sale of shares	7,692,308
Gross proceeds from sale of shares (in Dollars) | $	$ 5,000
Purchase price (in Dollars per share) | $ / shares	$ 0.65
Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Number of divided ordinary shares						9,990,000,000	9,990,000,000
2022 PIP [Member]
Shareholders’ Equity [Line Items]
Granted shares										5,300,000
IPO [Member]
Shareholders’ Equity [Line Items]
Share price (in Dollars per share) | $ / shares					$ 4
Gross proceeds (in Dollars) | $					$ 15,000
Offering value				¥ 88,200	$ 13,900
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share issued				3,750,000	3,750,000